Share-Based Compensation - Restricted Stock Awards Activity (Details) - $ / shares			6 Months Ended	12 Months Ended
	Nov. 23, 2022	Jun. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Restricted Stock Awards
Restricted Stock Awards
Outstanding at the beginning			55,735	177,154
Vested			(46,054)	(121,419)
Outstanding at the end			9,681	55,735
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share)			$ 5.92	$ 5.68
Vested (in dollars per share)			5.81	5.76
Outstanding at the end (in dollars per share)			$ 6.37	$ 5.92
Restricted Stock Units
Restricted Stock Awards
Outstanding at the beginning			72,957
Granted		336,538	152,137	356,851
Forfeited/cancelled	(35,154)			(35,153)
Vested			(99,052)	(248,741)
Outstanding at the end			126,042	72,957
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share)			$ 4.44
Granted (in dollars per share)			3.32	$ 4.44
Forfeited/cancelled (in dollars per share)				4.44
Vested (in dollars per share)			4.22	4.44
Outstanding at the end (in dollars per share)			$ 3.23	$ 4.44